Short-Term Investments (Tables)	6 Months Ended
Mar. 31, 2023
Short-Term Invstment [Abstract]
Schedule of Short-Term Investments	The financial institution invests the Company’s fund in certain financial instruments including money market funds and bonds to generate investment income. Short-term investments consisted of the following:
	March 31, 2023	September 30, 2022
Beginning balance	$13,148,594	$13,725,204
Accrued investment income (loss)	166,931	(470,477)
Foreign currency translation adjustments	(623)	(106,133)
Ending balance of short-term investments	$13,314,902	$13,148,594